Right-of-use asset and lease liability (Details Narrative)	12 Months Ended
	Aug. 31, 2025 USD ($) ft²	May 31, 2025 ft²	May 29, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)	6.00%
Ontario Offices [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liability description	The Company’s head office premises in Ontario comprise approximately 4,894 square feet under a lease that was extended to January 1, 2030. In addition, during fiscal 2024 the Company acquired 8,368 square feet of adjacent space from the same landlord, with the new lease also expiring on January 1, 2030. The combined total area occupied in Ontario is 13,262 square feet.
Expiration date	Jan. 01, 2030
Area of land	13,262
British Columbia Offices [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expiration date	Jul. 31, 2028
Area of land		1,454
Lease term			5 years
Lease termination description	Subsequently, pursuant to a Lease Surrender Agreement with the landlord (RPMG Holdings Ltd.) dated August 21, 2025, the Company agreed to surrender and terminate the lease effective July 31, 2025. Under the terms of the agreement, the Company paid a surrender fee of $24,875 plus GST, and the security deposit was forfeited to the landlord in full settlement of all obligations under the lease.
Surrender fee | $	$ 24,875